Interim Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Number of shares outstanding Previously Reported	Number of shares outstanding Retroactive effect of Capital Reorganization	Number of shares outstanding	Net investment attributable to owners of the parent Previously Reported	Net investment attributable to owners of the parent Retroactive effect of Capital Reorganization	Net investment attributable to owners of the parent	Issued capital Previously Reported	Issued capital Retroactive effect of Capital Reorganization	Issued capital	Capital Surplus Previously Reported	Capital Surplus Retroactive effect of Capital Reorganization	Capital Surplus	Other capital reserves Previously Reported	Other capital reserves Retroactive effect of Capital Reorganization	Other capital reserves	Retained earnings Previously Reported	Retained earnings Retroactive effect of Capital Reorganization	Retained earnings	Foreign currency translation Previously Reported	Foreign currency translation Retroactive effect of Capital Reorganization	Foreign currency translation	Previously Reported	Retroactive effect of Capital Reorganization	Total
Balance at Dec. 31, 2023				$ 2,873					$ 2			$ 2,143						$ 728	$ (1,986)		$ (1,986)	$ 887		$ 887
Balance (in Shares) at Dec. 31, 2023			206,942,440
Retroactive effect of Capital Reorganization					$ (2,873)			$ 2			$ 2,143						$ 728
Retroactive effect of Capital Reorganization (in Shares)		206,942,440
Profit for the period																		190						190
Other comprehensive income (loss)															8						(72)			(64)
Total comprehensive income															8			190			(72)			126
Balance at Sep. 30, 2024									2			2,143			8			918			(2,058)			1,013
Balance (in Shares) at Sep. 30, 2024			206,942,440
Balance at Jun. 30, 2024				2,981					2			2,143						836	(2,042)		(2,042)	939		939
Balance (in Shares) at Jun. 30, 2024			206,942,440
Retroactive effect of Capital Reorganization					(2,981)			2			2,143						836
Retroactive effect of Capital Reorganization (in Shares)		206,942,440
Profit for the period																		82						82
Other comprehensive income (loss)															8						(16)			(8)
Total comprehensive income															8			82			(16)			74
Balance at Sep. 30, 2024									2			2,143			8			918			(2,058)			1,013
Balance (in Shares) at Sep. 30, 2024			206,942,440
Balance at Dec. 31, 2024				3,160					2			2,143			4			1,011	(2,080)		(2,080)	1,080		1,080	[1]
Balance (in Shares) at Dec. 31, 2024			206,942,440
Retroactive effect of Capital Reorganization					(3,160)			2			2,143			4			1,011
Retroactive effect of Capital Reorganization (in Shares)		206,942,440
Profit for the period																		34						34
Other comprehensive income (loss)															4						20			24
Total comprehensive income															4			34			20			58
Non-cash distribution, net																		(170)						(170)
SPAC Merger, net of transaction costs												257			11									268
SPAC Merger, net of transaction costs (in Shares)			23,921,083
Warrants exercised
Warrants exercised (in Shares)			1
Balance at Sep. 30, 2025									2			2,400			19			875			(2,060)			1,236
Balance (in Shares) at Sep. 30, 2025			230,863,524
Balance at Jun. 30, 2025				$ 3,290					2			2,143			8			1,137	$ (2,069)		(2,069)	$ 1,221		1,221
Balance (in Shares) at Jun. 30, 2025			206,942,440
Retroactive effect of Capital Reorganization					$ (3,290)			$ 2			$ 2,143			$ 8			$ 1,137
Retroactive effect of Capital Reorganization (in Shares)		206,942,440
Profit for the period																		(89)						(89)
Other comprehensive income (loss)																					9			9
Total comprehensive income																		(89)			9			(80)
Non-cash distribution, net																		(170)						(170)
SPAC Merger, net of transaction costs												257			11									268
SPAC Merger, net of transaction costs (in Shares)			23,921,083
Warrants exercised
Warrants exercised (in Shares)			1
Other																		(3)						(3)
Balance at Sep. 30, 2025									$ 2			$ 2,400			$ 19			$ 875			$ (2,060)			$ 1,236
Balance (in Shares) at Sep. 30, 2025			230,863,524

[1]	prior period comparatives have been reclassified to conform with the current period presentation